Net Income (loss) per Share	12 Months Ended
Dec. 31, 2011
Net Income (loss) per Share

18. Net Income (loss) per Share

The following table sets forth the computation of basic and diluted income per share for the years indicated:

	Years ended December 31,
	2009	2010	2011
Income (numerator):
Net income (loss) from continuing operations	$(98,120,236)	$103,186,528	$162,677,038
Net income (loss) from discontinued operations	(111,612,420)	83,077,575	—

Income attributable to Focus Media Holding Limited Shareholders	$(213,257,044)	$184,273,477	$162,677,038

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic income per share	651,654,345	707,846,570	671,401,000
Plus incremental weighted average ordinary shares from assumed conversions of stock options and restricted shares using treasury stock method	—	23,811,695	22,570,258

Weighted average ordinary shares outstanding used in computing diluted income per share	651,654,345	731,658,265	693,971,258

Income (loss) per share from continuing operations — basic	$(0.15)	$0.15	$0.24

Income (loss) per share from continuing operations — diluted	$(0.15)	$0.14	$0.23

Income (loss) per share from discontinued operations — basic	$(0.17)	$0.12	$—

Income (loss) per share from discontinued operations — diluted	$(0.17)	$0.11	$—

Net income per share — basic	$(0.33)	$0.26	$0.24

Net income per share — diluted	$(0.33)	$0.25	$0.23

For the years ended December 31, 2009, 2010 and 2011 the Group had 15,642,620, 7,036,260 and 5,304,495 share options and 36,448,980, 13,620,000 and nil restricted shares outstanding, respectively, which could potentially dilute basic earnings per share in the future, but which were excluded from the computation of diluted net income per share in the years presented, as their effects would have been anti-dilutive.